Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Orange County Bancorp, Inc.
Entity Central Index Key	0001754226
Amendment Flag	false
401(K) Plan
Document Information [Line Items]
Document Type	11-K
Entity Tax Identification Number	26-1135778
Amendment Flag	false